Capital - Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of analysis of other comprehensive income by item [Line Items]
Revenue	$ 25,188	$ 44,808	$ 55,864
Net Profit (Loss)	(103,683)	(67,255)	(22,606)	$ (1,292)
Net Profit (Loss) attributable to NCI	(4,315)		190
Other comprehensive income	23,230	(4,363)	(6,785)
Total comprehensive income	(80,453)	(71,618)	(29,391)
Total comprehensive income attributable to NCI	(75,731)	(71,607)	(29,640)
Current assets	323,221	312,498	363,863	160,262
Non-current assets	9,661	18,935	7,451	6,815
Current liabilities	43,534	56,171	83,765	90,894
Non-current liabilities	3,443	590	$ 548	$ 3,911
Calyxt Inc. [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Revenue	747	585
Net Profit (Loss)	(18,837)	(8,732)
Net Profit (Loss) attributable to NCI	(4,315)
Other comprehensive income	(5,856)	1,259
Total comprehensive income	(24,693)	(7,473)
Total comprehensive income attributable to NCI	(4,723)	(12)
Current assets	59,753	5,626
Non-current assets	2,072	10,967
Current liabilities	3,027	1,746
Non-current liabilities	0	0
Net assets	64,852	$ 18,339
Net assets attributable to NCI	$ 13,145